WARRANTS	6 Months Ended
Mar. 31, 2026
Warrants
WARRANTS

Note 16 - WARRANTS

Representative’s Warrants

On December 19, 2024, the Company entered into an underwriting agreement with Aegis Capital Corp. (the “Representative”). The Company issued to the Representative warrants (“Representative’s Warrants”) to purchase up to aggregate of 288 Class A ordinary shares with no consideration. The Representative’s Warrants are exercisable at an exercise price of $2,250.00 per share. The effective date of the warrant is December 20, 2024 and the Expiration Date is December 20, 2029.

The issuance of the Representative’s Warrants is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, share-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Representative’s Warrants are required to be recorded as a component of additional paid-in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the Representative’s Warrants continue to be classified as equity. None of the Representative’s Warrants were exercised as of March 31, 2026 and September 30, 2025.

The fair value of Representative’s Warrants was determined using the Binomial Tree Pricing Model and the following assumptions:

December 20, 2024
Share price (post-reverse-split)	$1,580
Risk free interest rate	4.37%
Expected life (years)	5
Expected volatility	84.5%

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant*	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of September 30, 2024	-	-
Issuance	288	$2,250	5.0
Exercised	-	-	-
Forfeited or expired	-	-
Outstanding as of March 31, 2025	288	$2,250	4.8

Outstanding as of September 30, 2025	288	$2,250	4.2
Issuance	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding as of March 31, 2026	288	$2,250	3.7

*	The number of warrants, as well as the exercise prices stated herein, have been retroactively adjusted to reflect the reverse stock split and share consolidation that occurred in September 2025 and July 30, 2026, respectively.

Series A Warrants and Series B Warrants

The Company evaluates the Series A Warrants and Series B Warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity. Series A Warrants and Series B Warrants are recorded as liabilities at their fair value on issuance and being remeasured on each reporting date with any change in the fair value recognized under “Change in fair value of warrant liabilities” on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.

The following table summarizes the activities related to fair value of the Series A Warrants and Series B Warrants:

	Total Valuation	Series A Warrants (a)		Series B Warrants (b)
	US$	Share	Valuation	Share	Valuation
Balance at beginning of the period	$902,287	89,835	$894,350	502	$7,937
Issuance	-	-	-	-	-
Fair value changes	(560,596)	-	(559,014)	-	(1,582)
Exercise	(5,839)	-	-	(396)	(5,839)
Balance at end of the period	$335,852	89,835	$335,336	106	$516

(a) On September 8, 2025, the Company closed the September 2025 Public Offering and issued 24,642,857 Series A Warrants to purchase 24,642,857 Class A Ordinary Share. The Series A Warrants are exercisable immediately and will expire five years after the closing date. The Company uses the Monte Carlo Model to value the Series A Warrants. The Company accounted for the Series A warrants as liabilities and the fair value allocated to the Series A Warrants on the issuance date is $6,027,678. For the six months ended March 31, 2026, the Company recognized a gain on change in fair value of warrant liabilities of $559,014 related to the Series A Warrants.

Each Series A Warrant is exercisable at an exercise price of $112.0 per share. According to the terms of the Series A Warrant, on the tenth trading days and six months after the closing date, the exercise price of the Series A Warrants will be reset based on the price as determined in the Series A Warrant. As a result, the exercise price of the Warrants adjusted to $26.8 per share and the number of shares issuable under the Series A Warrant (“Series A Warrant Shares”) have be adjusted to 257,078 on the tenth trading days after the closing of the offering.

Subsequently, following the Periodic Adjustment Date on March 8, 2026, as defined in the Series A Warrants, the floor price of the Series A Warrants reset to $1.08. Following the Periodic Adjustment Period End Date on March 13, 2026, as defined in the Series A Warrants, the exercise price of the Series A Warrants reset to $3.901. The number of Class A Ordinary Shares issuable under such unexercised Series A Warrants remained unchanged as a result of the Periodic Adjustment.

As of March 31, 2026, the number of remaining unexercised Series A Warrant Shares was 89,835, with a corresponding fair value of $335,336. No Series A Warrants were exercised for the six months ended March 31, 2026.

The fair value of Series A Warrants was determined using the Monte Carlo Model and the following assumptions:

	March 31, 2026	September 8, 2025
Initial floor price (post-reverse-split)	$22.75	$22.75
Share price (post-reverse-split)	$4.85	$32.30
Exercise price (post-reverse-split)	$3.90	$112.00
Risk free interest rate	3.89%	3.57%
Expected life (years)	4.4	5
Expected volatility	83.8%	86.9%

(b) On September 8, 2025, the Company closed the September 2025 Public Offering and issued 24,642,857 Series B Warrants. The Series B Warrants will be exercisable immediately with no expiration. The Company accounted for the Series B warrants as liabilities and the fair value allocated to the Series B Warrant on the issuance date was $5,772,484. For the six months ended March 31, 2026, the Company recognized a gain on change in fair value of warrant liabilities of $1,582 related to the Series B Warrants.

Each Series B Warrant is exercisable at an exercise price of $0.004 per share. The number of the Class A Shares issuable upon the exercise of the Series B Warrants will initially be zero. The number of Class A Shares issuable upon the exercise of the Series B Warrants will be adjusted to equal an amount equal to the aggregate purchase price paid for the Units at the closing of the offering divided by the adjustment price, less the number of Units issued on the closing date as further described in the Series B Warrants. As a result, the number of share issuable under the Series B Warrants (“Series B Warrant Shares”) in aggregate have been adjusted to 195,471.

For the six months ended March 31, 2026, the exercise of Series B Warrants resulted in the issuance of 396 Class A ordinary shares at an exercise price of $0.004 per share, with total proceeds of approximately $2. The fair value of warrants in excess of the par value of Class A Ordinary Shares upon exercise in aggregate of approximately $5,839 was recorded as additional paid-in capital. As of March 31, 2026, the number of remaining unexercised Series B Warrant Shares was 106, with a corresponding fair value of $516.

The Company uses the Monte Carlo Model to value the Series B Warrants. Under the Monte Carlo Simulation Model, the share price result paths and corresponding exercise prices and the number of shares issuable upon the exercise were derived. Each Series B Warrant Share resulted from Monte Carlo Simulation Model is the input for the Black-Scholes Model, and then the fair value of the warrants was derived by the trial values as of the valuation date based on the mean of the total trial values. Since Series B Warrants have no expiration, the Company adopts the 10-year and 15-year terms as inputs into the Black-Scholes Model, and the final result is taken as the average of the 10-year and 15-year outcomes.

The fair value Series B Warrants was determined using the Monte Carlo Model and Black-Scholes Model and the following assumptions:

	March 31, 2026		September 8, 2025
	10 Year	15 Year	10 Year	15 Year
Initial floor price (post-reverse-split)	$22.75	$22.75	$22.75	$22.75
Share price (post-reverse-split)	$4.85	$4.85	$32.30	$32.30
Initial exercise price (post-reverse-split)	$0.004	$0.004	$0.004	$0.004
Risk free interest rate	4.26%	4.56%	4.05%	4.35%
Expected life (years)	10	15	10	15
Expected volatility	79.1%	79.4%	80.4%	80.5%

(c) Upon issuance of the Class A ordinary share and Series A and B Warrant in the September 2025 Public Offering, the Company received net proceed of $5.3 million, after deducting underwriting fees and other offering expenses. As both Series A and B Warrant were accounted for as warrant liabilities, and the fair value of the Series A and B Warrant in the initial date is $11.8 million, which exceed the proceeds received in the September 2025 Public Offering. A day-one loss amounting to $5,802,241 is recognized to the extent the recognized fair value of Series A and B Warrant exceeds the proceeds received as loss on issuance of warrant liabilities on the unaudited condensed consolidated statements of operations.